Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Vendor prepayments	$ 821,266	$ 65,739
VAT recoverable and other current assets	24,433	41,243
Other short-term receivables	10,664
Prepaid insurance	69,019	36,496
Prepaid expenses		154,520
Total prepaid expenses and other current assets	$ 925,382	$ 297,998